Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					3 Months Ended
	Apr. 30, 2012	Jun. 30, 2009	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2012 Series D convertible preferred stock
Related Party Transaction [Line Items]
Loan in exchange for a non-interest bearing promissory note		$ 6,000,000
Common stock repurchased and subsequently cancelled							23,510,264
Stock repurchased and retired during period shares from founder family and chief financial officer							18,436,000
Offsetting liability withholding taxes plus potential interest and penalties			5,300,000
Prepaid expenses and other current assets representing withholding taxes			5,300,000	5,300,000	5,300,000	5,300,000
Tax paid	$ 5,300,000